DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DERIVATIVE INSTRUMENTS
Summary of total notional amounts and fair values for derivatives

The following table presents the total notional amounts and fair values for our derivatives (in thousands):

	Notional	Fair Value Derivatives
As of September 30, 2020	Amount	Asset	Liability
Interest rate caps	$100,000	$—	$—
Interest rate lock commitments	24,884	(848)	—

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Interest rate lock commitments	3,429	95	—
Embedded conversion options	180,252	—	41,697

The following table presents the total notional amounts and fair values for our derivatives (in thousands):

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Embedded conversion options	$180,252	$—	$41,697

	Notional	Fair Value Derivatives
As of December 31, 2018	Amount	Asset	Liability
Interest rate caps	$366,700	$1,106	$—

Summary of net gains and losses recognized on derivatives within the respective line items in the statement of operations

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statements of operations for the periods indicated (in thousands):

	Nine Months Ended
	September 30,
	2020	2019
Net gains (losses) recognized on economic hedges:
Revenue	$753	$135
Derivative and warrant fair value adjustment	$(23,317)	$—
Other income-net	$(4)	$(729)

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statement of operations for the periods indicated (in thousands):

	For the Years Ended
	December 31,
	2019	2018	2017
Other income, net	$(773)	$420	$134